Subsequent Events - Additional Information (Detail)					4 Months Ended
	Apr. 22, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Apr. 21, 2022 USD ($) shares	May 01, 2021 $ / shares	Oct. 15, 2020 $ / shares	Feb. 15, 2019 $ / shares	May 25, 2018 $ / shares
Subsequent Event [Line Items]
Exercise price						$ 1.2951	$ 1.7951	$ 1.7951	$ 1.7951
Subsequent Event [Member]
Subsequent Event [Line Items]
Special dividend (dollars per share)	$ 0.5
American Depositary Shares [Member]
Subsequent Event [Line Items]
Average repurchase price per ADS				$ 6.35
American Depositary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Special dividend (dollars per share)	$ 1
Repurchase Value		$ 70,620,565	¥ 449,170,972
Number of Shares repurchased | shares		2,271,774	2,271,774
Average repurchase price per ADS		$ 31.09
American Depositary Shares [Member] | Subsequent Event [Member] | Share Repurchase Program 2021 [Member]
Subsequent Event [Line Items]
Repurchase Value | $					$ 4,000,000
Number of Shares repurchased | shares					1,503,645
American Depositary Shares [Member] | Subsequent Event [Member] | New Share Repurchase Program [Member]
Subsequent Event [Line Items]
Repurchase Value | $	$ 50,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Number of Shares repurchased | shares				23,324,758
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price	$ 1.2951
Common Class A [Member] | Subsequent Event [Member] | Mr Xiaojun Zhang [Member]
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award, Shares purchased for award | shares	6,000,000
Common Class A [Member] | Subsequent Event [Member] | Mr Jiayuan Lin [Member]
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award, Shares purchased for award | shares	6,000,000